SIGNIFICANT ACCOUNTING POLICIES - Economic Scenario Weightings (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Percentage of global gdp growth rate	5.60%	5.60%
Additional provision recognized on overlay	$ 536,517
Stage Three | Foreign Subsidiaries | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Loans payable in default	$ 15,000	$ 5
Optimistic
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	10.00%	10.00%
Optimistic | Colombia
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	20.00%	20.00%	10.00%
Optimistic | Colombia | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth			(6.50%)
Optimistic | Colombia | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	10.40%	10.40%	8.20%
Optimistic | Colombia | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	5.70%	5.70%	5.50%
Optimistic | Colombia | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	5.30%	5.30%
Optimistic | Panama
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	15.00%	15.00%	10.00%
Optimistic | Panama | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth			(17.70%)
Optimistic | Panama | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	18.00%	18.00%	10.00%
Optimistic | Panama | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	7.50%	7.50%	5.80%
Optimistic | Panama | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	5.50%	5.50%
Optimistic | Guatemala
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	15.00%	15.00%	10.00%
Optimistic | Guatemala | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth			(1.60%)
Optimistic | Guatemala | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	7.10%	7.10%	3.50%
Optimistic | Guatemala | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	5.20%	5.20%	4.00%
Optimistic | Guatemala | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.00%	4.00%
Optimistic | El Salvador
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	16.00%	16.00%	10.00%
Optimistic | El Salvador | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth			(6.00%)
Optimistic | El Salvador | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	11.00%	11.00%	4.40%
Optimistic | El Salvador | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.30%	4.30%	3.70%
Optimistic | El Salvador | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.60%	2.60%
Base
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	60.00%	60.00%
Base | Colombia
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	50.00%	50.00%	60.00%
Base | Colombia | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth			(7.40%)
Base | Colombia | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	10.00%	10.00%	5.70%
Base | Colombia | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.00%	4.00%	4.50%
Base | Colombia | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.40%	3.40%
Base | Panama
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	60.00%	60.00%	60.00%
Base | Panama | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth			(19.20%)
Base | Panama | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	16.00%	16.00%	6.50%
Base | Panama | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	6.50%	6.50%	4.80%
Base | Panama | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.50%	4.50%
Base | Guatemala
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	55.00%	55.00%	60.00%
Base | Guatemala | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth			(2.90%)
Base | Guatemala | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	5.70%	5.70%	3.00%
Base | Guatemala | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.30%	4.30%	3.50%
Base | Guatemala | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.40%	3.40%
Base | El Salvador
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	66.00%	66.00%	60.00%
Base | El Salvador | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth			(7.00%)
Base | El Salvador | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	9.50%	9.50%	3.40%
Base | El Salvador | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.70%	3.70%	3.00%
Base | El Salvador | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.30%	2.30%
Pessimistic
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	30.00%	30.00%
Pessimistic | Colombia
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	30.00%	30.00%	30.00%
Pessimistic | Colombia | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth			(9.80%)
Pessimistic | Colombia | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	9.60%	9.60%	3.20%
Pessimistic | Colombia | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.40%	2.40%	4.00%
Pessimistic | Colombia | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	1.50%	1.50%
Pessimistic | Panama
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	25.00%	25.00%	30.00%
Pessimistic | Panama | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth			(21.70%)
Pessimistic | Panama | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	13.50%	13.50%	2.90%
Pessimistic | Panama | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.50%	4.50%	3.80%
Pessimistic | Panama | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.50%	3.50%
Pessimistic | Guatemala
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	30.00%	30.00%	30.00%
Pessimistic | Guatemala | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth			(3.50%)
Pessimistic | Guatemala | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	4.40%	4.40%	2.50%
Pessimistic | Guatemala | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	3.00%	3.00%	2.80%
Pessimistic | Guatemala | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.30%	2.30%
Pessimistic | El Salvador
SIGNIFICANT ACCOUNTING POLICIES
Probability weighting	18.00%	18.00%	30.00%
Pessimistic | El Salvador | Cutoff 2020
SIGNIFICANT ACCOUNTING POLICIES
GDP growth			(8.20%)
Pessimistic | El Salvador | Cutoff 2021
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	7.50%	7.50%	2.60%
Pessimistic | El Salvador | Cutoff 2022
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	2.80%	2.80%	2.40%
Pessimistic | El Salvador | Cutoff 2023
SIGNIFICANT ACCOUNTING POLICIES
GDP growth	1.80%	1.80%